Note 17 - Other Non Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Year ending December 31,	Tranche A of the Termination Fee	Tranche B of the Termination Fee
2014 (remainder)	650
2015	800
2016	800
2017	1,500	806
Total	3,750	806

Year ending December 31,	Tranche A of the Termination Fee	Tranche B of the Termination Fee
2014	800
2015	800
2016	800
2017	1,500	806
	3,900	806